Shareholders’ Equity (Details) - USD ($)			12 Months Ended
		Dec. 27, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 24, 2025	Oct. 10, 2025	Apr. 17, 2024
Shareholders’ Equity [Line Items]
Authorized share capital			50,000
Net proceeds (in Dollars)			$ 10,100,653
Offering expenses (in Dollars)			$ 1,700,000
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Additional issuance		32,000,000
Per share (in Dollars per share)		$ 0.0001
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued	[1]		10,203,960
Par value (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Ordinary shares authorized	[1]		10,203,960	10,203,960
Vote rights			twenty
Ordinary shares outstanding	[1]		10,203,960
Class B Ordinary Shares [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued		10,203,960
Par value (in Dollars per share)		$ 0.0001
Ordinary shares authorized		10,203,960
Issued and outstanding ordinary shares		41,796,040
Unissued ordinary shares		448,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued	[1]		44,096,040	41,796,040
Par value (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Ordinary shares authorized	[1]		489,796,040	489,796,040
Vote rights			one
Convertible of vote			one
Ordinary shares outstanding	[1]		44,096,040	41,796,040
Class A Ordinary Shares [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)		$ 0.0001
Ordinary shares authorized		489,796,040
IPO [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)							$ 0.0001
Public offering price (in Dollars per share)							$ 5
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued							2,000,000
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued						300,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued			500,000,000					20,000,000
Par value (in Dollars per share)			$ 0.0001					$ 0.0001
Net proceeds (in Dollars)			$ 9,800,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued				10,203,960
Ordinary shares outstanding				10,203,960
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Additional issuance	[2]		2,300,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (Note 1) and the additional share issuance on pro rata basis (Note 12).
[2]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (Note 1) and the additional share issuance on pro rata basis (Note 12).